Employee Benefits - Summary of Employee Benefits (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Defined Benefit Plans [Abstract]
Net defined benefit liability	$ 4,834	$ 3,424
Other long term employee benefit (liability for compensated absences)	1,501	1,365
Total employee benefit liabilities	$ 6,335	$ 4,789